NOTES RECEIVABLE (Details Narrative) - CAD ($)	9 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Conversion Feature on Convertible Note	$ 81,781
Note One [Member]
IfrsStatementLineItems [Line Items]
Debt discount rate	8.00%
Note receivable interest rate	0.00%
Note Two and Four [Member]
IfrsStatementLineItems [Line Items]
Description of note receivable	The loan is interest bearing at 8% and is due three months from the date of funding or upon closing of a definitive agreement.
Note receivable interest rate	8.00%
Due amounts interest rate	12.00%
Note Three [Member]
IfrsStatementLineItems [Line Items]
Description of note receivable	The loan is interest bearing at 8%, is due 24 months from the effective date, and is secured by a general security agreement.
Note receivable interest rate	8.00%
Note Five [Member]
IfrsStatementLineItems [Line Items]
Description of note receivable	The loan is interest bearing at 5%, is due 36 months after the maturity date, is unsecured, and contains a conversion feature upon sale of the recipient.
Note receivable interest rate	5.00%
Conversion Feature on Convertible Note	$ 81,781